SEGMENTED INFORMATION - Geographic segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SEGMENTED INFORMATION
Metal sales	$ 7,051.1	$ 5,148.8
Property, plant and equipment	8,289.4	7,968.6
United States
SEGMENTED INFORMATION
Metal sales	2,502.2	1,857.5
Property, plant and equipment	1,711.0	1,599.5
Mauritania
SEGMENTED INFORMATION
Metal sales	2,058.1	1,258.9
Property, plant and equipment	2,404.7	2,313.1
Brazil
SEGMENTED INFORMATION
Metal sales	1,665.9	1,456.5
Property, plant and equipment	1,698.7	1,652.9
Canada
SEGMENTED INFORMATION
Property, plant and equipment	1,604.1	1,604.3
Chile
SEGMENTED INFORMATION
Metal sales	824.9	575.9
Property, plant and equipment	$ 870.9	$ 798.8